Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	56	39	26
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 2,700	$ 3,159	$ 2,551
Income from discontinued operations, net of tax	4	9	10
Net income attributable to ABB	2,704	3,168	2,561
Weighted-average number of shares outstanding (in shares)	2,293	2,288	2,287
Income from continuing operations (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	2,700	3,159	2,551
Income from discontinued operations, net of tax	4	9	10
Net income attributable to ABB	$ 2,704	$ 3,168	$ 2,561
Weighted-average number of shares outstanding (in shares)	2,293	2,288	2,287
Effect of dilutive securities:
Call options and shares	2	3	4
Diluted weighted-average number of shares outstanding (in shares)	2,295	2,291	2,291
Income from continuing operations (in dollars per share)	$ 1.18	$ 1.38	$ 1.11
Income from discontinued operations, net of tax (in dollars per share)			$ 0.01
Net income (in dollars per share)	$ 1.18	$ 1.38	$ 1.12